Document and Entity Information	Mar. 24, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 24, 2025
Entity Registrant Name	Surrozen, Inc./DE
Entity Incorporation State Country Code	DE
Entity File Number	001-39635
Entity Tax Identification Number	30-1374889
Entity Address Address Line 1	171 Oyster Point Blvd
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
Country Region	1
City Area Code	650
Local Phone Number	489-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001824893
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	SRZN
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one-fifteenth of a share of Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one-fifteenth of a share of Common Stock
Trading Symbol	SRZNW
Security Exchange Name	NASDAQ